Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]		Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2021		$ 72,892	$ 18,507	$ 51,354	$ 222		$ 64,750	$ 6,052	$ 70,802	$ 2,090		$ (4,709)	$ (270)	$ 291	$ (214)	$ (431)
Statement [Line Items]
Net income		8,081		7,707			7,707	154	7,861	220
Other comprehensive income (loss)		(1,129)					(1,082)		(1,082)	(47)		193	(680)	69	(2,590)	1,926
Total comprehensive income		6,952		7,707			6,625	154	6,779	173		193	(680)	69	(2,590)	1,926
Shares issued		2,184	701		(17)		684	1,500	2,184
Shares repurchased/redeemed		(3,245)	(480)	(2,265)			(2,745)	(500)	(3,245)
Dividends and distributions paid to equity holders		(3,874)		(3,631)			(3,631)	(154)	(3,785)	(89)
Share-based payments	[3]	9			9		9		9
Other		(1,333)		(14)	(366)	[4]	(649)		(649)	(684)	[4]	(180)		(40)	(49)
Ending Balance at Jul. 31, 2022		73,585	18,728	53,151	(152)		65,043	7,052	72,095	1,490		(4,696)	(950)	320	(2,853)	1,495
Statement [Line Items]
Net income		2,594
Other comprehensive income (loss)		(730)
Total comprehensive income		1,864
Ending Balance at Jul. 31, 2022		73,585	18,728	53,151	(152)		65,043	7,052	72,095	1,490		(4,696)	(950)	320	(2,853)	1,495
Beginning Balance at Oct. 31, 2022		74,749	18,707	53,761	(152)		65,150	8,075	73,225	1,524		(2,478)	(1,482)	216	(4,786)	1,364
Statement [Line Items]
Net income		6,143		5,746			5,746	310	6,056	87
Other comprehensive income (loss)		7					(131)		(131)	138		387	635	(114)	23	(1,062)
Total comprehensive income		6,150		5,746			5,615	310	5,925	225		387	635	(114)	23	(1,062)
Shares issued		917	920		(3)		917		917
Dividends and distributions paid to equity holders		(4,110)		(3,725)			(3,725)	(310)	(4,035)	(75)
Share-based payments	[3]	12			12		12		12
Other				1	55		13		13	(13)		(43)		(1)	1
Ending Balance at Jul. 31, 2023		77,718	19,627	55,783	(88)		67,982	8,075	76,057	1,661		(2,134)	(847)	101	(4,762)	302
Beginning Balance at Apr. 30, 2023		78,750
Statement [Line Items]
Net income		2,212
Other comprehensive income (loss)		(2,323)
Total comprehensive income		(111)
Ending Balance at Jul. 31, 2023		$ 77,718	$ 19,627	$ 55,783	$ (88)		$ 67,982	$ 8,075	$ 76,057	$ 1,661		$ (2,134)	$ (847)	$ 101	$ (4,762)	$ 302

[1]	Includes undistributed retained earnings of $66 (July 31, 2022 - $63) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 13).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions (refer to Note 36 of the consolidated financial statements, in the 2022 Annual Report to Shareholders).